Derivative liability (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Derivative liability
Debt instrument term	2 years
Basic interest rate		4.50%				4.50%
Additional interest rate		5.50%	5.50%
Change in fair value of derivative liability		¥ 5,207	$ 733	¥ 1,015	¥ (39)
Net proceeds from issuance of debt		110,000	15,493	422,765	¥ 386,635
Great Lion Debt
Derivative liability
Principal amount	$ 5,000
Basic interest rate	11.00%
Fair value of embedded derivative		57		1,793		$ 8
Net proceeds from issuance of debt		35,500	5,000
Debt instrument, Carrying amount | ¥		98,168
Vantage Debt
Derivative liability
Principal amount	$ 10,000
Basic interest rate	22.00%
Fair value of embedded derivative		106		¥ 3,497		15
Net proceeds from issuance of debt		70,999	$ 10,000
Debt instrument, Carrying amount		¥ 106,499				$ 15,000